Fair Value of Net Assets Acquired and Liabilities Assumed (Parenthetical) (Detail) (Crivo, USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Crivo
Business Acquisition [Line Items]
Tax deductible amount, goodwill	$ 0